Equity Investment Disclosure: Summary Financial Information of Equity Investment (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Summary Financial Information of Equity Investment

As at	December 31, 2018
Current assets	$192,806
Non-current assets	1,050,328
Current liabilities	(682,782)
Non-current liabilities	(717,473)
Net assets	$(157,121)

Period ended	December 31, 2018
Revenue	$271,120
Expenses	(724,742)
Loss for the period	$(453,622)